UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

Amendment No. 2 to
ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
March 23, 2006 to April 10, 2006

Commission File Number of issuing entity: 333-125248-03

GE Commercial Mortgage Corporation, Series 2006-C1 Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-125248

GE Commercial Mortgage Corporation
(Exact name of depositor as specified in its charter)

General Electric Capital Corporation
(Exact name of sponsor as specified in its charter)

Bank of America National Association
(Exact name of sponsor as specified in its charter)

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-0357388
32-0172437
35-6766485
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

(312) 904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2, A-3, A-AB, A-4, A-1A, A-M, A-J, B, and C	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The revised monthly distribution report for the period of March 23, 2006 to April 10, 2006 for the holders of GE Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-C1 is attached as Exhibit 99.1.  The monthly distribution report revises and replaces the revised monthly distribution report that appears in html and text format in the Form 10-D/A Report for the issuing entity dated April 25, 2006 and filed April 25, 2006.  The monthly distribution report is being revised to provide updated NOI for the 277 Park Avenue Loan (set forth on the final page of the report).

PART II - OTHER INFORMATION

Item 9. Exhibits.
(a)
99.1
Revised monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 27-Mar-2007 11:13.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GE Commercial Mortgage Corporation
/s/ Alec Burger
Date:	March 27, 2007	By: Alec Burger, President and CEO